Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
For Administrative, Disciplinary and Criminal Penalties	$ 0	$ 8,009
For Termination Benefits	262,846	333,315
Others	4,118,753	5,358,680
Total	$ 4,381,599	$ 5,700,004